Note 11 - Equity Compensation (Details Textual) - Sky Incentive Units [Member] - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	May 31, 2021	Mar. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance (in shares)		2,472,257
Sky Harbour LLC and Subsidiaries (Sky) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	3,951
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance (in shares)	2,807,750
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total		$ 956
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)		3 years
Sky Harbour LLC and Subsidiaries (Sky) [Member] | General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expense		$ 86